INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total shareholder's equity	Preferred shares	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings/Accumulated deficits	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance at beginning at Dec. 31, 2024	$ 39,659,138	$ 29	$ 2,556	$ 11,441,712	$ 4,591,151	$ 26,764,751	$ (3,141,061)	$ 101,340	$ 39,760,478
Balance at beginning (in shares) at Dec. 31, 2024		290,000	25,555,096
Increase (Decrease) in Stockholders' Equity
Net loss	(11,293,895)					(11,293,895)		(65,232)	(11,359,127)
Stock-based compensation to individuals	2,134,819		$ 36	2,134,783					2,134,819
Stock-based compensation to individuals (in shares)			363,745
Share issuance to third-party companies	4,193,962		$ 63	4,193,899					4,193,962
Share issuance to third-party companies (in shares)			633,529
Appropriation of statutory reserve					20,136	(20,136)
Foreign currency translation adjustments	893,939						893,939		893,939
Balance at ending at Jun. 30, 2025	35,587,963	$ 29	$ 2,655	17,770,394	4,611,287	15,450,720	(2,247,122)	36,108	35,624,071
Balance at ending (in shares) at Jun. 30, 2025		290,000	26,552,370
Balance at beginning at Dec. 31, 2024	39,659,138	$ 29	$ 2,556	11,441,712	4,591,151	26,764,751	(3,141,061)	101,340	39,760,478
Balance at beginning (in shares) at Dec. 31, 2024		290,000	25,555,096
Balance at ending at Dec. 31, 2025	31,367,631	$ 29	$ 3,075	28,658,524	4,593,312	(515,415)	(1,371,894)	(144,089)	31,223,542
Balance at ending (in shares) at Dec. 31, 2025		290,000	30,752,370
Balance at beginning at Dec. 31, 2024	39,659,138	$ 29	$ 2,556	11,441,712	4,591,151	26,764,751	(3,141,061)	101,340	39,760,478
Balance at beginning (in shares) at Dec. 31, 2024		290,000	25,555,096
Balance at ending at Jun. 30, 2026	34,780,774	$ 29	$ 3,200	30,941,899	4,593,955	(480,653)	(277,656)	(155,054)	34,625,720
Balance at ending (in shares) at Jun. 30, 2026		290,000	32,002,370
Balance at beginning at Dec. 31, 2025	31,367,631	$ 29	$ 3,075	28,658,524	4,593,312	(515,415)	(1,371,894)	(144,089)	31,223,542
Balance at beginning (in shares) at Dec. 31, 2025		290,000	30,752,370
Increase (Decrease) in Stockholders' Equity
Net loss	35,405					35,405		(21,906)	13,499
Stock-based compensation to individuals	2,385,000		$ 125	2,384,875					2,385,000
Stock-based compensation to individuals (in shares)			1,250,000
Accrual of PIPE dividend	(101,500)			(101,500)					(101,500)
Appropriation of statutory reserve					643	(643)
Foreign currency translation adjustments	1,094,238						1,094,238	10,941	1,105,179
Balance at ending at Jun. 30, 2026	$ 34,780,774	$ 29	$ 3,200	$ 30,941,899	$ 4,593,955	$ (480,653)	$ (277,656)	$ (155,054)	$ 34,625,720
Balance at ending (in shares) at Jun. 30, 2026		290,000	32,002,370